Document and Entity Information	Jan. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001623715
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 11, 2023
Entity Registrant Name	Imago BioSciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40604
Entity Tax Identification Number	45-4915810
Entity Address, Address Line One	303 Twin Dolphin Drive
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(415)
Local Phone Number	529-5055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IMGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false